Investments in and Advances to Affiliates and Notes Receivable from Affiliates (Tables)	12 Months Ended
Dec. 31, 2011
Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Schedule of combined condensed financial information of non-controlled, non-consolidated affiliates

Commodity Trading and Milling Segment	December 31,
(Thousands of dollars)	2011	2010	2009
Net sales	$1,750,714	1,117,440	1,051,621
Net income	$33,058	47,594	45,867
Total assets	$864,802	581,755	412,849
Total liabilities	$480,328	250,076	215,146
Total equity	$384,474	331,679	197,703

Sugar
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Schedule of combined condensed financial information of non-controlled, non-consolidated affiliates
Sugar Segment	December 31,

(Thousands of dollars)	2011	2010	2009
Net sales	$12,880	20,132	22,293
Net income	$950	2,064	2,169
Total assets	$10,743	10,248	11,544
Total liabilities	$3,851	3,791	6,265
Total equity	$6,892	6,457	5,279

Turkey
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Schedule of combined condensed financial information of non-controlled, non-consolidated affiliates
Turkey Segment	December 31,
(Thousands of dollars)	2011	2010
Net sales	$1,375,751	83,409
Net income (loss)	$24,250	(1,901)
Total assets	$819,618	725,464
Total liabilities	$428,361	360,673
Total equity	$391,257	364,791